Annual Total Returns- SP 500 Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - SP 500 Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.54%)	13.37%	29.26%	10.87%	(0.94%)	9.23%	18.95%	(6.71%)	28.16%	15.38%